[Invesco Adviser Inc. Letterhead]
November 9, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class A, Class B, Class C and Class Y shares of Invesco Special Value Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No.64 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 64 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 8, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel